Quarterly Report
September 30, 2024
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Foreign Bonds – 54.7%
Australia – 1.3%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	1,390,000	$857,874
Commonwealth of Australia, 3%, 3/21/2047		530,000	287,229
			$1,145,103
Belgium – 1.6%
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	1,230,000	$1,407,727
Bulgaria – 0.2%
Republic of Bulgaria, 5%, 3/05/2037		$200,000	$199,934
Canada – 2.6%
Government of Canada, 1.5%, 12/01/2031	CAD	2,580,000	$1,742,828
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	271,890
Province of Alberta, 4.5%, 1/24/2034		250,000	256,112
			$2,270,830
Finland – 1.5%
Republic of Finland, 2.5%, 4/15/2030 (n)	EUR	1,200,000	$1,346,754
Germany – 4.5%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	3,775,000	$4,017,993
Greece – 1.3%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	635,000	$722,275
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		400,000	459,595
			$1,181,870
India – 0.8%
Republic of India, 7.18%, 8/14/2033	INR	55,000,000	$671,871
Italy – 11.5%
Republic of Italy, 4.1%, 2/01/2029	EUR	6,730,000	$7,924,337
Republic of Italy, 4.15%, 10/01/2039 (n)		1,885,000	2,189,015
			$10,113,352
Japan – 12.7%
Government of Japan, 2.1%, 12/20/2027	JPY	420,000,000	$3,081,393
Government of Japan, 0.1%, 6/20/2031		200,000,000	1,348,687
Government of Japan, 1.5%, 6/20/2034		345,000,000	2,542,138
Government of Japan, 0.4%, 9/20/2040		541,500,000	3,199,720
Government of Japan, 1.5%, 12/20/2044		22,000,000	147,080
Government of Japan, 0.6%, 9/20/2050		130,000,000	650,348
Government of Japan, 0.9%, 3/20/2057		46,000,000	227,659
			$11,197,025
Portugal – 1.1%
Kingdom of Spain, 2.875%, 10/20/2034 (n)	EUR	830,000	$937,754
Serbia – 0.7%
Republic of Serbia, 1.5%, 6/26/2029	EUR	400,000	$396,378
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	206,776
			$603,154
South Korea – 2.3%
Republic of Korea, 1.875%, 6/10/2029	KRW	2,770,000,000	$2,028,098

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Spain – 6.6%
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	2,220,000	$2,581,637
Kingdom of Spain, 4.7%, 7/30/2041		615,000	799,519
Kingdom of Spain, 4%, 10/31/2054		1,398,000	1,639,227
Portuguese Republic, 3.45%, 7/30/2043 (n)		700,000	774,229
			$5,794,612
Supranational – 1.1%
European Investment Bank, 3%, 2/15/2039	EUR	875,000	$978,939
United Kingdom – 4.1%
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	1,545,000	$1,691,663
United Kingdom Treasury, 0.875%, 7/31/2033		195,000	201,583
United Kingdom Treasury, 1.75%, 9/07/2037		1,067,000	1,085,677
United Kingdom Treasury, 3.75%, 7/22/2052		79,000	92,057
United Kingdom Treasury, 4%, 1/22/2060		275,000	333,661
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	179,968
			$3,584,609
Uruguay – 0.8%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	32,991,000	$726,167
Total Foreign Bonds			$48,205,792
U.S. Bonds – 41.7%
Asset-Backed & Securitized – 0.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.121%, 11/15/2054 (i)		$1,018,638	$45,299
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		47,616	47,659
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.943% (SOFR - 1mo. + 0.6%), 2/18/2028		308,000	308,028
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.842%, 10/15/2054 (i)(n)		3,153,365	108,155
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		81,397	81,580
			$590,721
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$148,348
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$40,865
Mortgage-Backed – 1.4%
Freddie Mac, 0.63%, 5/25/2029 (i)		$1,110,829	$21,943
Freddie Mac, 5.98%, 8/25/2029		522,363	523,545
Freddie Mac, 6.02%, 9/25/2029		263,931	264,806
Freddie Mac, 1.481%, 6/25/2030 (i)		1,388,809	87,926
Freddie Mac, 1.262%, 9/25/2030 (i)		329,805	19,824
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	72,175
Freddie Mac, 0.955%, 9/25/2031 (i)		706,831	34,599
Freddie Mac, 0.441%, 11/25/2031 (i)		3,422,551	75,225
Freddie Mac, 0.596%, 12/25/2031 (i)		3,444,413	104,330
Freddie Mac, 0.664%, 12/25/2031 (i)		568,544	19,388
			$1,223,761
Municipals – 0.2%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027		$100,000	$95,569
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025		65,000	63,750
			$159,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$352	$351
Small Business Administration, 5.09%, 10/01/2025	371	369
Small Business Administration, 5.21%, 1/01/2026	5,387	5,364
Small Business Administration, 2.22%, 3/01/2033	141,497	130,871
		$136,955
U.S. Treasury Obligations – 39.0%
U.S. Treasury Bonds, 3.125%, 8/31/2029	$5,176,000	$5,068,234
U.S. Treasury Bonds, 3.5%, 2/15/2033	1,105,000	1,085,749
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,686,400	3,910,176
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,169,823
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,130,000	863,655
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	2,080,596
U.S. Treasury Bonds, 4.125%, 8/15/2053	1,687,000	1,679,949
U.S. Treasury Notes, 0.75%, 3/31/2026	3,980,000	3,806,341
U.S. Treasury Notes, 2.375%, 5/15/2027	3,710,000	3,597,396
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,149,539
U.S. Treasury Notes, 0.625%, 8/15/2030	4,725,000	3,981,920
		$34,393,378
Total U.S. Bonds		$36,693,347
Total Bonds		$84,899,139
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	1,438,248	$1,438,679

Other Assets, Less Liabilities – 2.0%		1,785,343
Net Assets – 100.0%		$88,123,161
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,438,679 and $84,899,139, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,953,176, representing 11.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 9/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	838,277	USD	569,506	State Street Bank Corp.	10/18/2024	$10,184
CAD	560,205	USD	405,612	Goldman Sachs International	10/18/2024	8,766
CAD	914,839	USD	663,283	HSBC Bank	10/18/2024	13,414
CHF	15,748	USD	17,803	JPMorgan Chase Bank N.A.	10/18/2024	837
CHF	387,740	USD	447,367	Morgan Stanley Capital Services, Inc.	10/18/2024	11,604
CZK	419,015	USD	18,446	Goldman Sachs International	10/18/2024	59
DKK	1,485,214	USD	216,618	State Street Bank Corp.	10/18/2024	5,353
EUR	225,415	USD	250,197	Citibank N.A.	10/18/2024	888
EUR	307,182	USD	336,271	Merrill Lynch International	10/18/2024	5,893
EUR	1,545,517	USD	1,699,154	State Street Bank Corp.	10/18/2024	22,362
GBP	447,303	USD	581,330	Barclays Bank PLC	10/18/2024	16,688
GBP	80,599	USD	105,726	Merrill Lynch International	10/18/2024	2,030
GBP	340,469	USD	443,968	Morgan Stanley Capital Services, Inc.	10/18/2024	11,220
GBP	1,080,012	USD	1,404,668	State Street Bank Corp.	10/18/2024	39,245
GBP	959,918	USD	1,248,447	UBS AG	10/18/2024	34,907
INR	53,333,719	USD	632,786	Citibank N.A.	12/12/2024	1,483
JPY	32,432,400	USD	224,677	Deutsche Bank AG	10/18/2024	1,472
JPY	6,975,116	USD	44,901	Goldman Sachs International	10/18/2024	3,736
JPY	60,721,043	USD	400,451	JPMorgan Chase Bank N.A.	10/18/2024	22,952
JPY	572,333,038	USD	3,652,601	Merrill Lynch International	10/18/2024	338,228
KRW	1,738,646,000	USD	1,306,457	Barclays Bank PLC	11/01/2024	25,401
NOK	13,940,137	USD	1,301,336	State Street Bank Corp.	10/18/2024	19,856
NZD	1,759,229	USD	1,095,067	State Street Bank Corp.	10/18/2024	22,604
SEK	4,544,925	USD	446,691	Merrill Lynch International	10/18/2024	1,169
SEK	7,059,732	USD	681,127	Morgan Stanley Capital Services, Inc.	10/18/2024	14,545
USD	526,548	CAD	710,577	State Street Bank Corp.	10/18/2024	941
USD	464,795	CHF	390,407	Barclays Bank PLC	10/18/2024	2,666
USD	443,570	CHF	372,897	JPMorgan Chase Bank N.A.	10/18/2024	2,169
USD	476,231	EUR	426,028	HSBC Bank	10/18/2024	1,688
USD	179,917	EUR	161,186	Merrill Lynch International	10/18/2024	376
USD	1,335,222	EUR	1,196,976	UBS AG	10/18/2024	1,938
USD	61,668	GBP	46,014	Morgan Stanley Capital Services, Inc.	10/18/2024	151
USD	44,631	JPY	6,321,706	JPMorgan Chase Bank N.A.	10/18/2024	550
USD	166,654	JPY	23,746,842	Merrill Lynch International	10/18/2024	1,070
USD	444,702	MXN	8,024,559	Goldman Sachs International	10/18/2024	38,104
						$684,549
Liability Derivatives
AUD	1,253,304	USD	867,934	HSBC Bank	10/18/2024	$(1,242)
EUR	447,698	USD	499,464	Citibank N.A.	10/18/2024	(783)
EUR	500,180	USD	558,669	HSBC Bank	10/18/2024	(1,530)
EUR	948,617	USD	1,059,194	State Street Bank Corp.	10/18/2024	(2,551)
EUR	965,253	USD	1,075,399	UBS AG	10/18/2024	(227)
JPY	57,385,838	USD	403,742	JPMorgan Chase Bank N.A.	10/18/2024	(3,595)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	56,749,963	USD	403,525	Merrill Lynch International	10/18/2024	$(7,813)
JPY	243,984,819	USD	1,718,198	UBS AG	10/18/2024	(16,913)
MXN	8,024,559	USD	443,564	Merrill Lynch International	10/18/2024	(36,965)
NZD	696,782	USD	442,887	HSBC Bank	10/18/2024	(208)
USD	289,314	AUD	435,384	Merrill Lynch International	10/18/2024	(11,765)
USD	664,210	CAD	902,507	HSBC Bank	10/18/2024	(3,366)
USD	264,272	CAD	363,995	JPMorgan Chase Bank N.A.	10/18/2024	(4,971)
USD	699,415	CAD	953,884	State Street Bank Corp.	10/18/2024	(6,164)
USD	13,684	CHF	12,120	JPMorgan Chase Bank N.A.	10/18/2024	(662)
USD	18,015	CZK	419,015	Citibank N.A.	10/18/2024	(491)
USD	17,730	DKK	119,496	JPMorgan Chase Bank N.A.	10/18/2024	(129)
USD	70,882	EUR	64,054	HSBC Bank	10/18/2024	(466)
USD	519,389	EUR	477,450	JPMorgan Chase Bank N.A.	10/18/2024	(12,432)
USD	327,812	EUR	297,047	Merrill Lynch International	10/18/2024	(3,062)
USD	1,678,746	EUR	1,529,167	State Street Bank Corp.	10/18/2024	(24,558)
USD	6,657,720	EUR	6,089,490	UBS AG	10/18/2024	(125,225)
USD	253,519	GBP	197,458	Barclays Bank PLC	10/18/2024	(10,471)
USD	774,505	GBP	603,731	Citibank N.A.	10/18/2024	(32,647)
USD	469,177	GBP	358,293	JPMorgan Chase Bank N.A.	10/18/2024	(9,841)
USD	88,834	GBP	69,204	Morgan Stanley Capital Services, Inc.	10/18/2024	(3,688)
USD	640,220	INR	53,970,486	Citibank N.A.	12/12/2024	(1,622)
USD	411,460	JPY	60,103,972	Morgan Stanley Capital Services, Inc.	10/18/2024	(7,640)
USD	1,347,245	JPY	203,682,967	State Street Bank Corp.	10/18/2024	(73,019)
USD	62,308	KRW	84,662,082	Barclays Bank PLC	11/01/2024	(2,545)
USD	3,125,800	KRW	4,305,289,384	JPMorgan Chase Bank N.A.	11/01/2024	(172,189)
USD	619,361	NOK	6,709,649	State Street Bank Corp.	10/18/2024	(16,554)
USD	451,261	NZD	733,291	Goldman Sachs International	10/18/2024	(14,612)
USD	444,048	NZD	729,850	Morgan Stanley Capital Services, Inc.	10/18/2024	(19,640)
USD	620,240	NZD	1,015,196	State Street Bank Corp.	10/18/2024	(24,734)
USD	452,406	SEK	4,748,097	JPMorgan Chase Bank N.A.	10/18/2024	(15,475)
USD	1,165,063	SEK	12,225,404	State Street Bank Corp.	10/18/2024	(39,637)
						$(709,432)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-BTP Short-Term	Long	EUR	19	$2,277,203	December - 2024	$1,014
Australian Bond 10 yr	Short	AUD	3	241,412	December - 2024	2,562
Canadian Treasury Bond 5 yr	Long	CAD	33	2,816,755	December - 2024	24,901
Euro-Bobl 5 yr	Long	EUR	13	1,737,237	December - 2024	9,065
Japan Government Bond 10 yr	Long	JPY	3	3,019,308	December - 2024	8,944
U.S. Treasury Note 10 yr	Long	USD	17	1,942,781	December - 2024	266
						$46,752
Liability Derivatives
Interest Rate Futures
Euro-BTP 10 yr	Short	EUR	5	$676,071	December - 2024	$(4,130)
Euro-Bund 10 yr	Short	EUR	3	450,558	December - 2024	(5,183)
Euro-Buxl 30 yr	Short	EUR	6	910,200	December - 2024	(8,429)
Euro-Oat 10 yr	Short	EUR	10	1,411,919	December - 2024	(8,816)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
Euro-Schatz 2 yr	Short	EUR	11	$1,312,320	December - 2024	$(6,331)
Long Gilt 10 yr	Long	GBP	7	921,172	December - 2024	(1,414)
						$(34,303)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/16/31	USD	2,100,000	centrally cleared	3.6185% / Annually	SOFR - 1 day / Annually	$39,868	$—	$39,868
Liability Derivatives
Interest Rate Swaps
9/16/56	USD	530,000	centrally cleared	SOFR - 1 day / Annually	3.6135% / Annually	$(33,943)	$—	$(33,943)
At September 30, 2024, the fund had liquid securities with an aggregate value of $296,446 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$34,530,333	$—	$34,530,333
Non - U.S. Sovereign Debt	—	47,677,790	—	47,677,790
Municipal Bonds	—	159,319	—	159,319
U.S. Corporate Bonds	—	189,213	—	189,213
Residential Mortgage-Backed Securities	—	1,223,761	—	1,223,761
Commercial Mortgage-Backed Securities	—	153,454	—	153,454
Asset-Backed Securities (including CDOs)	—	437,267	—	437,267
Foreign Bonds	—	528,002	—	528,002
Mutual Funds	1,438,679	—	—	1,438,679
Total	$1,438,679	$84,899,139	$—	$86,337,818
Other Financial Instruments
Futures Contracts – Assets	$46,752	$—	$—	$46,752
Futures Contracts – Liabilities	(34,303)	—	—	(34,303)
Forward Foreign Currency Exchange Contracts – Assets	—	684,549	—	684,549
Forward Foreign Currency Exchange Contracts – Liabilities	—	(709,432)	—	(709,432)
Swap Agreements – Assets	—	39,868	—	39,868
Swap Agreements – Liabilities	—	(33,943)	—	(33,943)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,218,386	$40,500,196	$45,278,079	$(1,267)	$(557)	$1,438,679
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$133,441	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	38.3%
Japan	16.2%
Italy	13.4%
Spain	6.7%
Canada	5.8%
United Kingdom	5.1%
Germany	3.5%
South Korea	2.3%
Belgium	1.6%
Other Countries	7.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.